Revenue - Strategic Customer Agreement (Q2) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Issuance of common stock for contract incentive			$ 350,000
Deferred revenue, current				$ 951,346	$ 768,927	$ 249,831
Deferred revenue, non-current				3,896,173	$ 3,294,977	$ 1,754,873
Common Class A
Disaggregation of Revenue [Line Items]
Issuance of common stock for contract incentive	$ 350,000			350,000
OpenAI OpCo, LLC
Disaggregation of Revenue [Line Items]
Contract with customer, asset				11,900,000
Issuance of common stock for contract incentive (in shares)		8,750,000
OpenAI OpCo, LLC | Prepaid Expenses and Other Current Assets
Disaggregation of Revenue [Line Items]
Deferred revenue, current				41,000
OpenAI OpCo, LLC | Other Noncurrent Assets
Disaggregation of Revenue [Line Items]
Deferred revenue, non-current				$ 309,000